SHARE-BASED PAYMENT (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended					12 Months Ended
	Aug. 27, 2013	Dec. 01, 2012	May 01, 2012	Dec. 28, 2011	Aug. 18, 2008	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
SHARE-BASED PAYMENT
Ordinary shares authorized to be purchased					12,000,000
Share-based compensation cost recognized						$ 211	$ 166	$ 10,479
Number of Options
Exercised (in shares)						(110,568)
Maximum
SHARE-BASED PAYMENT
Period for approval of the Plan by shareholders from the date on which the Plan is adopted by the Board					12 months
Share options
SHARE-BASED PAYMENT
Contractual life			5 years
Share options vest and become exercisable on the first anniversary of the grant date (as a percent)			50.00%
Share options vest and become exercisable on the second and third anniversary of the grant date (as a percent)			25.00%
Exercise period under settlement agreement, maximum, from December 15, 2012							90 days
Incremental compensation cost on modification				0
Share-based compensation cost recognized				7,620
Weighted-Average Exercise Price
Granted (in dollars per share)			$ 0.62
Aggregate Intrinsic Value
Total intrinsic value of options exercised						62	0	0
Share options | Directors
Number of Options
Granted (in shares)					40,000
Expired (in shares)						(40,000)
Share options | Consultants
SHARE-BASED PAYMENT
Contractual life				5 years
Expiration period of options after termination of service				30 days
Number of Options
Granted (in shares)			50,000	9,250	9,250
Exercised (in shares)						(9,250)
Forfeited or cancelled (in shares)				(275,000)
Expired (in shares)						(50,000)
Weighted-Average Exercise Price
Granted (in dollars per share)				$ 0.46
Share options | Employees
SHARE-BASED PAYMENT
Contractual life	5 years	5 years		5 years
Expiration period of options after termination of service				30 days
Share options vest and become exercisable on May 31, 2013 (as a percent)		25.00%
Share options vest and become exercisable on the first, second and third anniversary of the grant date (as a percent)		25.00%
Share options vest and become exercisable on the first, second and third anniversary of the contractual date (as a percent)	33.30%
Number of Options
Outstanding at the beginning of the period (in shares)						3,635,250
Granted (in shares)	900,000	600,000	9,929,998	407,706		1,300,000
Exercised (in shares)						(265,547)
Forfeited or cancelled (in shares)				(10,109,000)		(630,139)
Expired (in shares)					(50,000)
Outstanding at the end of the period (in shares)						4,039,564	3,635,250
Vested and expected to vest (in shares)						3,527,057
Exercisable (in shares)						1,498,674
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)						$ 0.62
Granted (in dollars per share)	$ 0.8474	$ 0.72		$ 0.46		$ 0.89
Exercised (in dollars per share)						$ 0.49
Forfeited or cancelled (in dollars per share)						$ 0.70
Outstanding at the end of the period (in dollars per share)						$ 0.70	$ 0.62
Vested and expected to vest (in dollars per share)						$ 0.71
Exercisable (in dollars per share)						$ 0.62
Weighted-Average Remaining Contractual Life
Outstanding at the beginning of the period						3 years 8 months 19 days	4 years 2 months 1 day
Outstanding at the end of the period						3 years 8 months 19 days	4 years 2 months 1 day
Vested and expected to vest						3 years 8 months 19 days
Exercisable						3 years 4 months 13 days
Aggregate Intrinsic Value
Outstanding at the beginning of the period						38
Outstanding at the end of the period						787	38
Vested and expected to vest						675
Exercisable						409
Weighted-average grant-date fair value (in dollars per share)						$ 0.41	$ 0.19	$ 0.22
Number of employees terminated their employment relationship						8
Number of employees exercised their options						1
Unrecognized share-based compensation						553
Weighted-average vesting period						1 year 9 months 11 days
Assumptions used in estimating the grant-date fair value of options granted
Suboptimal exercise factor (in dollars per share)						$ 1.5	$ 1.5
Risk-free interest rate (as a percent)						1.52%		0.85%
Expected volatility rate (as a percent)						84.86%		71.87%
Expected share option life							5 years	5 years
Estimated forfeiture rate (as a percent)						6.70%
Fair value of ordinary share (in dollars per share)						$ 0.78		$ 0.39
Fair value of options vested						$ 273	$ 0	$ 90
Shares granted having exercise price below the fair value						3,519,283
Share options | Employees | Minimum
Assumptions used in estimating the grant-date fair value of options granted
Risk-free interest rate (as a percent)							0.62%
Expected volatility rate (as a percent)							73.40%
Expected share option life						4 years 7 months 13 days
Fair value of ordinary share (in dollars per share)							$ 0.44
Share options | Employees | Maximum
Assumptions used in estimating the grant-date fair value of options granted
Risk-free interest rate (as a percent)							0.83%
Expected volatility rate (as a percent)							89.21%
Expected share option life						5 years
Fair value of ordinary share (in dollars per share)							$ 0.62
Share options | Senior management
Assumptions used in estimating the grant-date fair value of options granted
Estimated forfeiture rate (as a percent)						6.70%
Share options | Former employees
Number of Options
Exercised (in shares)						(107,700)
Aggregate Intrinsic Value
Cashless exercises (in shares)						65,202
Number of employees exercised their options						3
Share options | One employee
SHARE-BASED PAYMENT
Contractual life	5 years
Share options vest and become exercisable on the first, second and third anniversary of the contractual date (as a percent)	33.30%
Number of Options
Granted (in shares)	400,000
Weighted-Average Exercise Price
Granted (in dollars per share)	$ 0.99